Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Cash Flows
Taxes paid on share repurchases	$ 56	$ 48